Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	$ 6,229.1	$ 6,194.1
Additions	370.7	402.2
Disposals	(125.5)	(96.8)
Amortization	(439.4)	(216.0)
Impairments	(85.3)	(86.1)
Foreign exchange effect and other	(21.4)	31.7
Goodwill and intangible assets, ending balance	5,928.2	6,229.1
Intangible assets with indefinite useful life	$ 1,686.2	1,751.6
Fairfax India | Privi Speciality Chemicals Limited
Changes in goodwill and intangible assets
Percentage of interest sold	48.80%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Changes in goodwill and intangible assets
Proceeds from termination of agreements		66.3
Gains on disposals of intangible assets		3.2
Goodwill.
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	$ 3,126.3	2,997.3
Additions	60.7	182.1
Disposals	(28.9)	(30.3)
Impairments	(52.1)	(33.0)
Foreign exchange effect and other	(21.2)	10.2
Goodwill and intangible assets, ending balance	3,084.8	3,126.3
Lloyd's participation rights
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	503.2	503.2
Goodwill and intangible assets, ending balance	503.2	503.2
Customer and broker relationships
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	867.5	969.8
Additions	17.8
Additions, including prior year adjustment		(1.0)
Disposals	(25.1)
Amortization	(96.6)	(100.4)
Impairments		(2.1)
Foreign exchange effect and other	(2.7)	1.2
Goodwill and intangible assets, ending balance	760.9	867.5
Brand names
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	1,153.3	1,181.1
Additions	27.9	0.1
Disposals	(64.0)
Impairments	(33.1)	(44.7)
Foreign exchange effect and other	3.2	16.8
Goodwill and intangible assets, ending balance	1,087.3	1,153.3
Computer software and other
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	578.8	542.7
Additions	264.3	221.0
Disposals	(7.5)	(66.5)
Amortization	(342.8)	(115.6)
Impairments	(0.1)	(6.3)
Foreign exchange effect and other	(0.7)	3.5
Goodwill and intangible assets, ending balance	$ 492.0	$ 578.8